UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET INSTITUTIONAL

U.S. TREASURY RESERVES

FORM N-Q

NOVEMBER 30, 2011

Notes to Schedule of Investments (unaudited)

Investment in U.S. Treasury Reserves Portfolio, at value $14,770,729,935

1. Organization and significant accounting policies

Western Asset Institutional U.S. Treasury Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (74.0% at November 30, 2011) in the net assets of the Portfolio.

The Fund has adopted Statement of Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

2. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

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U.S. TREASURY RESERVES PORTFOLIO

Schedule of investments (unaudited)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 111.9%
U.S. Treasury Bills - 84.9%
U.S. Treasury Bills	0.005 - 0.015%	12/1/11	$1,958,675,000	$1,958,675,000	(a)
U.S. Treasury Bills	0.002 - 0.035%	12/8/11	2,322,539,000	2,322,533,157	(a)
U.S. Treasury Bills	0.005 - 0.020%	12/15/11	2,141,522,000	2,141,516,230	(a)
U.S. Treasury Bills	0.005 - 0.100%	12/22/11	3,107,760,000	3,107,742,922	(a)
U.S. Treasury Bills	0.015 - 0.025%	12/29/11	2,271,000,000	2,270,962,805	(a)
U.S. Treasury Bills	0.010 - 0.030%	1/5/12	897,693,000	897,676,322	(a)
U.S. Treasury Bills	0.001 - 0.110%	1/12/12	1,265,000,000	1,264,984,041	(a)
U.S. Treasury Bills	0.001 - 0.030%	1/19/12	434,100,000	434,093,068	(a)
U.S. Treasury Bills	0.002 - 0.130%	1/26/12	574,305,000	574,229,080	(a)
U.S. Treasury Bills	0.010 - 0.125%	2/2/12	550,000,000	549,950,126	(a)
U.S. Treasury Bills	0.010%	2/9/12	45,000,000	44,999,125	(a)
U.S. Treasury Bills	0.010 - 0.015%	2/16/12	589,825,000	589,808,105	(a)
U.S. Treasury Bills	0.015%	2/23/12	500,000,000	499,982,500	(a)
U.S. Treasury Bills	0.053 - 0.055%	5/24/12	300,000,000	299,920,764	(a)

Total U.S. Treasury Bills				16,957,073,245

U.S. Treasury Notes - 27.0%
U.S. Treasury Notes	1.125%	12/15/11	464,000,000	464,197,858
U.S. Treasury Notes	0.875%	1/31/12	712,838,000	713,759,687
U.S. Treasury Notes	4.750%	1/31/12	276,000,000	278,137,942
U.S. Treasury Notes	1.375%	2/15/12	789,000,000	791,110,213
U.S. Treasury Notes	4.875%	2/15/12	50,000,000	50,470,344
U.S. Treasury Notes	1.375%	3/15/12	150,000,000	150,577,508
U.S. Treasury Notes	1.000%	3/31/12	252,000,000	252,709,656
U.S. Treasury Notes	1.000%	4/30/12	310,000,000	311,019,178
U.S. Treasury Notes	4.500%	4/30/12	225,000,000	228,986,343
U.S. Treasury Notes	1.375%	5/15/12	255,000,000	256,400,117
U.S. Treasury Notes	0.750%	5/31/12	150,000,000	150,394,558
U.S. Treasury Notes	4.750%	5/31/12	425,000,000	434,732,143
U.S. Treasury Notes	1.875%	6/15/12	700,000,000	706,583,179
U.S. Treasury Notes	1.750%	8/15/12	32,087,000	32,450,799
U.S. Treasury Notes	4.375%	8/15/12	105,000,000	108,166,829
U.S. Treasury Notes	1.375%	9/15/12	150,000,000	151,480,288
U.S. Treasury Notes	1.375%	11/15/12	300,000,000	303,429,172

Total U.S. Treasury Notes				5,384,605,814

TOTAL INVESTMENTS - 111.9% (Cost - $22,341,679,059#)				22,341,679,059
Liabilities in Excess of Other Assets - (11.9)%				(2,382,980,557)

TOTAL NET ASSETS - 100.0%				$19,958,698,502

(a)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

U.S. Treasury Reserves Portfolio (the “Portfolio”) is a diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At November 30, 2011, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$22,341,679,059	—	$22,341,679,059

†	See Schedule of Investments for additional detailed categorizations.

(b) Security transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended November 30, 2011, the Portfolio did not invest in derivative instruments and does not have any intention to do so in the future.

3. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 25, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 25, 2012